Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (16,300,059)	$ (2,329,237)	¥ (33,410,972)	¥ (382,813,263)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	45,218	6,466	50,105	40,984
Loss from disposal of property and equipment	13,965	1,997	6,651	6,486
Loss from dissolution of a subsidiary				2,125,365
Amortization of educational contents	621,198	88,830		53,922,689
Impairment of educational contents				197,466,973
Impairment of long-term prepayments				155,307,333
Amortization of intangible assets	301,886	43,169	301,886	2,074,929
Impairment of intangible assets				4,641,741
Share based compensation	10,188,784	1,419,500	40,292,616
Amortization of operating lease right-of-use assets	946,453	135,341	2,136,875	1,745,000
Deemed interest expenses on shareholder contribution			504,859	1,347,705
Provision (reversal of provision) for credit losses	(1,638,935)	(234,365)	1,096,290	1,452,422
Deferred tax expense	331,041	47,338	8,461,370	211,267
Changes in operating assets and liabilities:
Accounts receivable	15,333,292	2,192,632	(32,363,355)	11,218,018
Prepaid expenses and other current assets	(1,266,360)	(181,087)	(2,278,969)	(10,917,270)
Due from related parties	864,355	123,601	297,487
Short-term prepayments	325,220	46,506	77,550,482	176,543,547
Other non-current assets	22,258	3,183	18,877	(219,417)
Accounts payable	(15,526,356)	(2,220,239)	25,953,757	3,487,900
Salary and welfare payable	(395,132)	(56,503)	(1,126,154)	867,609
Contract liabilities	(895,603)	(128,070)	(80,661,767)	(203,296,033)
Income taxes payable	3,058	437	2,643,645	3,531,193
VAT and other tax payable	(65,026)	(9,299)	3,626,950	(1,865,172)
Due to related parties	(412,881)	(59,042)
Other payables	(1,297,617)	(185,557)	(494,787)	111,409
Lease liabilities	(944,141)	(135,010)	(2,097,376)	(1,831,459)
Net cash provided by (used in) operating activities	(9,745,382)	(1,429,409)	10,508,470	15,159,956
Cash flows from investing activities:
Purchase of short-term investments	(6,942,743)	(992,799)	(11,536,000)	(22,155,849)
Proceeds from redemption of short-term investment	6,872,746	982,790	11,232,937	22,011,955
Purchase of property and equipment	(8,576)	(1,226)	(17,598)	(106,959)
Proceeds from disposal of property and equipment	2,673	382
Return of deposits for property and equipment			1,801,976
Repayment of loans from a related party				70,453
Purchase of educational contents				(54,985,130)
Prepayment for educational contents	(35,394,617)	(5,061,363)	(18,200,000)
Return of prepayment for educational contents	6,956,543	994,772
Net cash used in by investing activities	(28,513,974)	(4,077,444)	(16,718,685)	(55,165,530)
Cash flows from financing activities:
Borrowing from a third party			7,000,000
Borrowing from related parties			1,121,435	452
Repayment to related parties	(1,400,000)	(200,197)	(7,360,488)	(7,248,140)
Net proceeds raised in connection with private placement	35,434,375	4,930,000
Net cash (used in) provided by financing activities	34,034,375	4,729,803	760,947	(7,247,688)
Effect of exchange rate changes on cash held in foreign currencies	(68,028)	163,158	(265,309)	373,943
Net decrease in cash	(4,293,009)	(613,892)	(5,714,577)	(46,879,319)
Cash at beginning of the year	12,461,382	1,781,954	18,175,959	65,055,278
Cash at end of the year	8,168,373	1,168,062	12,461,382	18,175,959
Supplemental disclosures of cash flows information:
Cash paid for income taxes	5,559	795	128,670	30,032
Cash paid for interest expenses
Non-cash Investing and Financing activities:
Waive of liabilities due by shareholders			40,180,548
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 187,199	$ 26,769	¥ 5,817,299